INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
INVESTMENTS

Note 5 — INVESTMENTS

As of December 31, 2024, the Company’s investment consisted of an equity investment in a publicly traded company in Japan, which was classified as a short-term investment as it was expected to be sold within one year.

As of December 31, 2025, the Company reclassified the investment to a long-term investment as management shifted its strategic focus toward a long-term partnership with the investee to foster business synergies and strengthen their collaborative relationship. Accordingly, the Company no longer intends to sell the investment within one year from the balance sheet date.

The Company accounts for investments in equity securities in accordance with ASC 321, Investments—Equity Securities. These investments are measured at fair value using quoted market prices in active markets, with changes in fair value recognized in earnings. The movement of the investment is shown below:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Beginning balance	5,022,500	4,935,000	31,473
Additions	-	-	-
Disposals	-	-	-
Realized (loss) gain	-	-	-
Unrealized (loss) gain	(87,500)	801,500	5,112
Ending balance	4,935,000	5,736,500	36,585

The following table summarizes the classification of the investment as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Short-term investment	4,935,000	-	-
Long-term investment	-	5,736,500	36,585

Assets measured at fair value on a recurring basis as of December 31, 2024 and 2025 are summarized below:

	As of December 31, 2024 Fair Value Measurements
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2024
	JPY	JPY	JPY	JPY
Equity investments at fair value with readily determinable fair value	4,935,000	-	-	4,935,000
	4,935,000	-	-	4,935,000

	As of December 31, 2025 Fair Value Measurements
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2025	Fair Value as of December 31, 2025
	JPY	JPY	JPY	JPY	US$
Equity investments at fair value with readily determinable fair value	5,736,500	-	-	5,736,500	36,585
	5,736,500	-	-	5,736,500	36,585